General (Details Narrative) - USD ($) $ in Thousands	Sep. 04, 2018	Nov. 28, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalent			$ 6,673	$ 10,787	$ 2,709
Reverse stock split	1:15 reverse stock split	one-to-nine Reverse Stock Split